Other Financial Liabilities - Summary of Identification of Bank Borrowings by Company (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 83,705,578	$ 615,014,915
Other financial liabilities, Non-current	2,373,962,103	1,904,512,941
Banco Santander [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	162,730,212	196,122,880
Interest-Bearing Borrowings [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	61,229,866	542,220,313
Other financial liabilities, Non-current	2,368,746,913	1,897,563,167
Interest-Bearing Borrowings [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	4,703,403	135,217,631
Other financial liabilities, Non-current	$ 911,005,580	$ 564,865,280
Interest-Bearing Borrowings [Member] | Banco Santander (Overdraft facility) [Member] | Level 2 [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	6.00%	6.00%
Amortization	Upon expiration	Upon expiration
Other financial liabilities, Current	$ 3	$ 3
Interest-Bearing Borrowings [Member] | Banco Santander [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.71%
Nominal Interest Rate		5.71%
Amortization		Upon expiration
Other financial liabilities, Current		$ 43,823,228
Interest-Bearing Borrowings [Member] | Scotiabank Chile [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.91%	6.86%
Nominal Interest Rate	5.91%	6.86%
Amortization	Upon expiration	Upon expiration
Other financial liabilities, Current	$ 687,274	$ 677,066
Other financial liabilities, Non-current	$ 149,469,000	$ 131,568,000
Interest-Bearing Borrowings [Member] | European Investment Bank [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.89%	4.89%
Nominal Interest Rate	4.89%	4.89%
Amortization	Annual	Annual
Other financial liabilities, Current	$ 3,087,030	$ 2,709,891
Other financial liabilities, Non-current	$ 492,251,240	$ 433,297,280
Interest-Bearing Borrowings [Member] | CitiBank N.A. London Branch [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.90%
Nominal Interest Rate	5.15%
Amortization	Biannual
Other financial liabilities, Current	$ 925,082
Other financial liabilities, Non-current	$ 269,285,340
Interest-Bearing Borrowings [Member] | DNB Bank ASA (Commitment fee) [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	0.30%
Nominal Interest Rate	0.30%
Amortization	Upon expiration
Other financial liabilities, Current	$ 1,246
Interest-Bearing Borrowings [Member] | CAF_VE (Commitment fee) [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	0.50%
Nominal Interest Rate	0.50%
Amortization	Upon expiration
Other financial liabilities, Current	$ 2,768
Interest-Bearing Borrowings [Member] | Banco Bilbao Vizcaya Argentaria [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.37%
Nominal Interest Rate		6.37%
Amortization		Upon expiration
Other financial liabilities, Current		$ 66,063,550
Interest-Bearing Borrowings [Member] | Mizuho Bank LTD. | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.37%
Nominal Interest Rate		6.37%
Amortization		Upon expiration
Other financial liabilities, Current		$ 21,928,000
Interest-Bearing Borrowings [Member] | Scotiabank (Commitment fee) [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		0.09%
Nominal Interest Rate		0.09%
Amortization		Upon expiration
Other financial liabilities, Current		$ 160
Interest-Bearing Borrowings [Member] | SMBC (Commitment fee) [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		0.32%
Nominal Interest Rate		0.32%
Amortization		Upon expiration
Other financial liabilities, Current		$ 15,733
Interest-Bearing Borrowings [Member] | Less than 90 Days [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	929,099	295,446
Interest-Bearing Borrowings [Member] | Less than 90 Days [Member] | Banco Santander (Overdraft facility) [Member] | Level 2 [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	3	3
Interest-Bearing Borrowings [Member] | Less than 90 Days [Member] | CitiBank N.A. London Branch [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	925,082
Interest-Bearing Borrowings [Member] | Less than 90 Days [Member] | DNB Bank ASA (Commitment fee) [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	1,246
Interest-Bearing Borrowings [Member] | Less than 90 Days [Member] | CAF_VE (Commitment fee) [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	2,768
Interest-Bearing Borrowings [Member] | Less than 90 Days [Member] | Banco Bilbao Vizcaya Argentaria [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current		279,550
Interest-Bearing Borrowings [Member] | Less than 90 Days [Member] | Scotiabank (Commitment fee) [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current		160
Interest-Bearing Borrowings [Member] | Less than 90 Days [Member] | SMBC (Commitment fee) [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current		15,733
Interest-Bearing Borrowings [Member] | More than 90 Days [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	3,774,304	134,922,185
Interest-Bearing Borrowings [Member] | More than 90 Days [Member] | Banco Santander [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current		43,823,228
Interest-Bearing Borrowings [Member] | More than 90 Days [Member] | Scotiabank Chile [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	687,274	677,066
Interest-Bearing Borrowings [Member] | More than 90 Days [Member] | European Investment Bank [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	3,087,030	2,709,891
Interest-Bearing Borrowings [Member] | More than 90 Days [Member] | Banco Bilbao Vizcaya Argentaria [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current		65,784,000
Interest-Bearing Borrowings [Member] | More than 90 Days [Member] | Mizuho Bank LTD. | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current		21,928,000
Interest-Bearing Borrowings [Member] | One to Two Years [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	191,773,447
Interest-Bearing Borrowings [Member] | One to Two Years [Member] | Scotiabank Chile [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	149,469,000
Interest-Bearing Borrowings [Member] | One to Two Years [Member] | European Investment Bank [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	18,555,484
Interest-Bearing Borrowings [Member] | One to Two Years [Member] | CitiBank N.A. London Branch [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	23,748,963
Interest-Bearing Borrowings [Member] | Two to Three Years [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	55,769,899	153,057,439
Interest-Bearing Borrowings [Member] | Two to Three Years [Member] | Scotiabank Chile [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		131,568,000
Interest-Bearing Borrowings [Member] | Two to Three Years [Member] | European Investment Bank [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	32,020,936	21,489,439
Interest-Bearing Borrowings [Member] | Two to Three Years [Member] | CitiBank N.A. London Branch [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	23,748,963
Interest-Bearing Borrowings [Member] | Three to Four Years [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	57,335,950	32,548,640
Interest-Bearing Borrowings [Member] | Three to Four Years [Member] | European Investment Bank [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	33,586,987	32,548,640
Interest-Bearing Borrowings [Member] | Three to Four Years [Member] | CitiBank N.A. London Branch [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	23,748,963
Interest-Bearing Borrowings [Member] | Four to Five Years [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	58,978,660	33,094,962
Interest-Bearing Borrowings [Member] | Four to Five Years [Member] | European Investment Bank [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	35,229,697	33,094,962
Interest-Bearing Borrowings [Member] | Four to Five Years [Member] | CitiBank N.A. London Branch [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	23,748,963
Interest-Bearing Borrowings [Member] | More Than Five Years [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	547,147,624	346,164,239
Interest-Bearing Borrowings [Member] | More Than Five Years [Member] | European Investment Bank [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	372,858,136	$ 346,164,239
Interest-Bearing Borrowings [Member] | More Than Five Years [Member] | CitiBank N.A. London Branch [Member] | Level 2 [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 174,289,488